Financial Instruments - Summary of Fair Value of Financial Instruments Not Measured at Fair Value but for Which Fair Value is Disclosed (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Bonds payable	$ 554,915	$ 16,985,936	$ 23,142,780
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	$ 559,515	$ 17,126,752	$ 23,247,085